TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Allowance For impairment of accounts receivable, beginning	€ 99	€ 99
Allowance For impairment of accounts receivable Additions
Allowance For impairment of accounts receivable Reversal
Allowance For impairment of accounts receivable, ending	€ 99	€ 99